Convertible Notes	6 Months Ended
Apr. 30, 2024
Convertible Notes [Abstract]
Convertible Notes

Note 8 — CONVERTIBLE NOTES

	April 30, 2024	October 31, 2023

Convertible notes	$1,573,735	$-

2023 Convertible Note

On November 24, 2023, the Company entered into a securities purchase agreement with an investor, pursuant to which the Company issued the Investor a convertible promissory note on November 24, 2023 in the principal amount of $63,333 (the “2023 Note”) with an origin issue discount (“OID”) of 10% for a term of 9 months. The 2023 Note can be converted at the option of noteholder into Class A ordinary shares of the Company at an initial conversion price of $0.65 per share subject to adjustment specified in the agreement. The proceeds from the 2023 Note was $50,000 (after deducting OID and $7,000 for investors’ fees, costs and other transaction expenses incurred in connection with the purchase and sale of the 2023 Note). The Company may prepay all or a portion of the 2023 Note at any time by paying 120% of the outstanding balance elected for pre-payment. By February 6, 2024, the Company fully settled the 2023 Note with cash repayment of $70,014 and 15,000 ordinary shares issued for equity interest with fair value of $8,468.

The Company has elected to recognize the 2023 Note at fair value and therefore there was no further evaluation of embedded conversion option features for bifurcation. Based on the valuation report performed by an independent valuation firm, the fair value of the 2023 Note was determined to be of $57,000 up issuance. The fair value of 2023 Note was determined using the Binomial Option Pricing Model. The major assumptions used in the Binomial Model are as follows:

	November 24, 2023	February 6, 2024
Risk-free interest rate	5.22%	5.05%
Expected life	0.75 year	0.55 year
Discount rate	19.72%	18.23%
Expected volatility	83.14%	76.21%
Expected dividend yield	-%	-%
Fair value	$57,000	$54,754

The following is a reconciliation of the beginning and ending balances for 2023 Note measured at fair value for the six months ended April 30, 2024:

April 30,
2024

Opening balance	$-
Issuance of convertible notes	57,000
Change in fair value of convertible notes	21,483
Cash repaid	(70,015)
Ordinary shares issued for convertible notes	(8,468)
Total	$-

As of April 30, 2024, the balance of 2023 Convertible Note was Nil.

Jan 2024 Convertible Notes

In January 2024, the Company closed a first tranche of the senior secured convertible note financing with certain investors for the principal amount of $1.5 million (the “Jan 2024 Notes”) with an origin issue discount (“OID”) of 15% for a term of 18 months. The net proceed from the Jan 2024 Notes was approximately $1.0 million (the principal deduced by OID and other issuance costs). The Jan 2024 Notes can be converted at the option of noteholder into Class A ordinary shares of the Company at an initial conversion price of $1.0 per share subject to adjustment specified in the agreement. The Jan 2024 Notes shall be repayable in cash upon maturity. Prior to maturity, the Investors can convert the Jan 2024 Notes into ordinary shares at conditions specified in the agreement. The Jan 2024 Notes contain certain prepayment options and participation rights and is subject to customary closing conditions specified in the agreements. As part of the investment, the Investors are also granted five-year warrants equal to 50% of the funded amount at an initial exercise price equal to $1.00 per share, subject to adjustment. After deducting the placement agent’s commission and other offering expenses payable by the Company, the net proceeds to the Company were approximately $1 million.

The Company assessed that the freestanding warrants issued in connection with the Jan 2024 Notes are legally detachable from the Jan 2024 Notes and separately exercisable as such meets the definition of a freestanding derivative instrument pursuant to ASC 815. However, the scope exception in accordance with ASC 815-10-15-74 applies to warrants and it meets the requirements of ASC 815 that would be classified in stockholders’ equity. Therefore, the warrants issued in connection with the Jan 2024 Notes were accounted for within stockholders’ equity.

The Company has elected to recognize the Jan 2024 Note at fair value and therefore there was no further evaluation of embedded conversion option features for bifurcation. The proceeds from Jan 2024 Notes were first allocated to the Jan 2024 Notes based on its fair value with the residual being allocated to the warrants. Based on the valuation report performed by an independent valuation firm, the fair value of the 2024 Note upon issuance was determined to be of $1,275,000. There was no residual value allocated to the fair value of the freestanding warrants, which was included the Company’s equity. The fair value of Jan 2024 Note and warrants were determined using the Binomial Option Pricing Model. The major assumptions used in the Binomial Model are as follows:

	January 10, 2024	April 30, 2024
Risk-free interest rate	4.49%	5.08%
Expected life	1.5 year	1.19 year
Discount rate	16.40%	19.84%
Expected volatility	87.79%	85.23%
Expected dividend yield	-%	-%
Fair value	$1,275,000	$1,573,735

On August 6, 2024, the Jan 2024 Notes noteholders and the Company reached into a termination agreement, pursuant to which, the Company fully settled the Jan 2024 Note with warrants by issuance of 300,000 ordinary shares with fair value of approximately $0.1 million together with a repayment of cash consideration of approximately $1.4 million.

The following is a reconciliation of the beginning and ending balances for Jan 2024 Notes measured at fair value for the six months ended April 30, 2024:

April 30,
2024

Opening balance	$-
Issuance of convertible notes	1,275,000
Change in fair value of convertible notes	298,735
Total	$1,573,735